Taxes on Income	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taxes on Income

NOTE 15: TAXES ON INCOME

a.	Corporate tax rates applicable to the Company:

The United States of America federal and state corporate tax rates were 21% and 4.95%, respectively, for the years ended on December 31, 2020 and 2019. The Company didn’t account for any federal, State and foreign income tax expenses for the years ended on December 31, 2020 and 2019. The Company is subject to U.S. income tax laws. There are no significant provisions for U.S. federal, state or other taxes for any period.

b.	Net operating carry-forward losses for tax purposes:

As of December 31, 2020, the Company had $36,123 of federal and state net operating losses (“NOL”) carryforwards available to offset future taxable income. If not utilized, federal and the state NOL carryforwards from years 2013 through 2017 (total NOL for these years is $23,055) will expire in varying amounts between the years ended 2033 and 2037.

The 2017 TCJA limited the use of federal NOLs carryforwards to 80% of taxable income in any one tax period and provided an unlimited carryforward period for NOLs, generated in years beginning after December 31, 2017. However, as a result of the CARES Act, corporate taxpayers may now use NOL carryforwards to fully offset taxable income in 2018, 2019, and 2020 without limitation. Furthermore, as part of the CARES Act, corporate taxpayer may NOLs generated in 2018, 2019 and 2020 to offset taxable income for the prior five years. The Company did not generate net positive taxable income in any eligible carryback year, nor did it generate any net positive taxable income in 2018, 2019, or 2020. Thus, the Company was not able to benefit from the 100% NOL allowance for 2018, 2019 and 2020, nor could carryback the 2018, 2019 or 2020 NOL to the prior five taxable years.

c.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The Company’s deferred tax assets are as follows:

	December 31,
	2020	2019

Deferred tax assets:
Carry forward tax losses	$9,074	$7,975
Other temporary differences	88	126

Deferred tax assets before valuation allowance	9,162	8,101
Valuation allowance	(9,162)	(8,101)

Net deferred tax assets	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance at December 31, 2020 and 2019.